Schedule of Accounts Payable And Accrued Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 1,224,542	$ 1,465,860
Accrued expenses	697	8,215
Accrued compensation expenses	140,204	122,072
Total accounts payable and accrued expenses	$ 1,365,443	$ 1,596,147